FAIR VALUE MEASUREMENTS - Fair value hierarchy - Plan's investments at fair value (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Total investments, at fair value	$ 751,483,222	$ 651,809,749
Stable value fund
FAIR VALUE MEASUREMENTS
Total investments, at fair value	21,740,195	22,376,223
Common collective trusts
FAIR VALUE MEASUREMENTS
Total investments, at fair value	528,035,568	457,433,164
Mutual funds
FAIR VALUE MEASUREMENTS
Total investments, at fair value	163,411,585	139,845,497
Valmont Industries, Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments, at fair value	38,295,874	32,154,865
Fair value hierarchy
FAIR VALUE MEASUREMENTS
Total investments, at fair value	201,707,459	172,000,362
Fair value hierarchy | Mutual funds
FAIR VALUE MEASUREMENTS
Total investments, at fair value	163,411,585	139,845,497
Fair value hierarchy | Valmont Industries, Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments, at fair value	38,295,874	32,154,865
Level 1
FAIR VALUE MEASUREMENTS
Total investments, at fair value	201,707,459	172,000,362
Level 1 | Mutual funds
FAIR VALUE MEASUREMENTS
Total investments, at fair value	163,411,585	139,845,497
Level 1 | Valmont Industries, Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments, at fair value	38,295,874	32,154,865
Net asset value
FAIR VALUE MEASUREMENTS
Total investments, at fair value	549,775,763	479,809,387
Net asset value | Stable value fund
FAIR VALUE MEASUREMENTS
Total investments, at fair value	21,740,195	22,376,223
Net asset value | Common collective trusts
FAIR VALUE MEASUREMENTS
Total investments, at fair value	$ 528,035,568	$ 457,433,164